                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Global Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville,
                                        Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC
                                       2020 Calamos Court
                                       Naperville, Illinois
                                       60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2005

DATE OF REPORTING PERIOD: November 1, 2004 through October 31, 2005

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).



CALAMOS(R) GLOBAL TOTAL RETURN FUND
Annual Report October 31, 2005



(LOGO)
CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter .............................................................     1

Statement of Assets and Liabilities ............................................     3

Statement of Operations ........................................................     4

Statement of Changes In Net Assets .............................................     5

Notes to Financial Statements ..................................................     6

Financial Highlights ...........................................................     9

Report of Independent Registered Public Accounting Firm ........................    10

Trustee Approval of Management Agreement .......................................    11

Trustees & Officers ............................................................    13

President's Letter

[PHOTO OF JOHN P. CALAMOS]


                        ------------------------------
                      "The Calamos Global Total Return Fund
                      applies our risk managed approach and
                     dynamically blends equities, corporate
                   bonds, and convertible securities, pursuing
                        income and capital appreciation."
                         ------------------------------

                                CGO DISTRIBUTIONS
                 ---------------------------------------------
                 Frequency:                            Monthly
                 ---------------------------------------------
                 Per share:                             $0.075
                 ---------------------------------------------
                 Annualized yield                        6.00%
                 on offering price:
                 ---------------------------------------------

                     In addition to initiating its monthly
                      distribution of $0.075 per share in
                     January, 2006, the Fund will also pay
                   an end-of-calendar year 2005 supplemental
                       distribution of $0.025 per share.
                   This supplemental dividend is designed to
                     meet year-end regulatory requirements.

         For up-to-date information on CALAMOS GLOBAL TOTAL RETURN FUND, please visit www.calamos.com. Here you will find
           timely portfolio details, our outlook, and special reports.

Dear Shareholder,

The CALAMOS GLOBAL TOTAL RETURN FUND (CGO) completed its initial public offering in late October, 2005, immediately prior to the close of its fiscal year. Due to the timing of this offering, this report is quite limited in scope.

INVESTMENT OBJECTIVE
As a reminder, the Calamos Global Total Return Fund applies our risk managed approach and dynamically blends equities, corporate bonds, and convertible securities, pursuing income and capital appreciation. In addition to its unique approach to blending asset classes, the Fund seeks to strategically enhance income by utilizing options on a portion of the portfolio. The Fund is thus designed to provide both current income and upside participation with the goal of long-term total return.

GLOBAL OPPORTUNITIES
We are confident in global investing as a means to capitalize on some of the powerful trends that will shape the world. Looking ahead, we believe that three major trends have driven--and continue to drive--the transformation to a global marketplace:

DEMOCRACY and capitalism promote freedom, transparency of government, and private property rights, all of which improve the free flow and efficient use of capital that leads to wealth creation.

   o There are now more than 120 democratic states around the globe--three times as many as there were in the mid 1970's.

GLOBALIZATION and technology have lead to spectacular growth in trade and the most rapid improvements in living standards in history.

   o In 1974, there were approximately 7,000 multinational companies--there are now more than 40,000.

DEMOGRAPHICS tell us that the developed nations are aging and will likely continue to consume yet boost savings, while the developing nations have young populations that will pursue economic opportunities and consume more.

   o It is estimated that in developed countries, the percentage of populations over 65 years of age will almost double by 2050: As developed nations' social costs escalate, emerging economies will meet the global marketplace's demands for goods and services.

Given the powerful nature of these trends, we see an exciting period ahead for global investors. As of this writing, we are busy applying CGO proceeds to build a portfolio of securities that we believe will capitalize on this transformation and deliver total return to our shareholders, in the form of both income and capital gains.

MONTHLY DISTRIBUTIONS
We believe that closed-end fund investors consider consistent and significant distributions to be an important component of their long-term total-return goals. We will initiate the Fund's monthly distribution in January 2006, paying $0.075 per common share, which equates to an annualized yield of 6.00% based on the Fund's

                                                        Global Total Return Fund
                                              President's Letter ANNUAL REPORT 1

President's Letter

                         ------------------------------
                        "We believe that closed-end fund
                        investors consider consistent and
                       significant distributions to be an
                              important component
                     of their long-term total-return goals."
                         ------------------------------

                         ------------------------------
                     "As long term investors that believe in
                       the power of democracy and freedom
                     to promote wealth creation and improve
                      living standards, we appreciate your
                     investment in the CALAMOS GLOBAL TOTAL
                                 RETURN FUND..."
                         ------------------------------


CALAMOS GLOBAL TOTAL RETURN FUND
The views expressed in this report reflect those of Calamos Advisors LLC through December 16, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.

offering price. (In addition, the Fund will pay an end-of-calendar-year 2005 supplemental distribution of $0.025 per common share, in accordance with regulatory requirements concerning the distribution of net investment income earned during the year.) While the Fund's distributions are currently wholly made up of earned income, it is important to emphasize that the Fund's mandate is to focus on both income and capital appreciation in its pursuit of total return. We thus expect the Fund's year-end distribution will at times include realized capital gains, particularly as the portfolio ages and holdings have the potential to rise in value. We believe that the focus on both income and capital appreciation gives the Fund additional capacity to generate long-term return for shareholders, including the potential for significant monthly income.

As a reminder, a convenient means to accumulate more shares is via the Fund's dividend reinvestment plan. The plan offers current shareholders an efficient method of purchasing additional shares with a potential for cost savings. For example, if the Fund's shares are trading at a premium, dividends will be automatically reinvested through the plan at NAV or 95% of the market price, whichever is greater; if shares are trading at a discount, dividends will be reinvested by purchasing shares at the market price, below NAV. Please see the Fund's dividend reinvestment plan for more information.

We look forward to providing shareholders with a more comprehensive portfolio review in the Fund's semi-annual report, which will cover the period November 1, 2005 to April 30, 2006. In the meantime, we have begun providing monthly commentary and portfolio statistics specific to the Fund, similar to the coverage we make available for our other closed-end funds. This month-end review is readily available on our Web site, www.calamos.com, along with other important information, such as details of the Fund's dividend reinvestment plan, our market outlook, and special reports.

As long term investors that believe in the power of democracy and freedom to promote wealth creation and improve living standards, we appreciate your investment in the Calamos Global Total Return Fund, and look forward to serving your long-term investment plan in the coming months and years ahead.

Sincerely,


/s/ John P. Calamos, Sr.
------------------------
John P. Calamos, Sr.
Chairman, Chief Executive Officer and Co-Chief Investment Officer




   Global Total Return Fund
2  ANNUAL REPORT President's Letter

Statement of Assets and Liabilities

OCTOBER 31, 2005

ASSETS
Cash with custodian                                                                                          $ 114,700,000
Due from investment advisor                                                                                         16,262
                                                                                                             -------------
      Total assets                                                                                             114,716,262
                                                                                                             -------------
LIABILITIES
Payable for accrued offering costs                                                                                 240,209
Payable to financial accountant                                                                                        178
Other accounts payable and accrued liabilities                                                                      36,945
                                                                                                             -------------
      Total liabilities                                                                                            277,332
                                                                                                             -------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                             114,438,930
                                                                                                             =============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 8,006,981 shares issued and outstanding              $ 114,438,930
                                                                                                             -------------
      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                           $ 114,438,930
                                                                                                             =============
Net asset value per common share based on 8,006,981 shares issued and outstanding                            $       14.29
                                                                                                             =============

                 See accompanying Notes to Financial Statements

                                                      Global Total Return Fund
                             Statement of Assets and Liabilities ANNUAL REPORT 3

Statement of Operations

FOR THE PERIOD ENDED OCTOBER 31, 2005*

INVESTMENT INCOME
      Total investment income                                                                                $         --
                                                                                                             ------------
EXPENSES
Investment advisory fees                                                                                           15,685
Financial accounting fees                                                                                             178
Printing and mailing fees                                                                                          25,000
Accounting fees                                                                                                       295
Audit and legal fees                                                                                               11,000
Registration fees                                                                                                     235
Transfer agent fees                                                                                                   415
                                                                                                             ------------
      Total expenses                                                                                               52,808
                                                                                                             ------------
      Less investment advisory fees waived                                                                        (15,685)
      Less expense reimbursed                                                                                     (16,262)
                                                                                                             ------------
      Net expenses                                                                                                 20,861
                                                                                                             ------------
      NET INVESTMENT INCOME (LOSS)                                                                                (20,861)
                                                                                                             ============
      NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS      $    (20,861)
                                                                                                             ============

*     The Fund commenced operations on October 27, 2005.

                 See accompanying Notes to Financial Statements

  Global Total Return Fund
4 ANNUAL REPORT Statement of Operations

Statement of Changes in Net Assets

                                                                                                             For the Period Ended
                                                                                                              October 31, 2005*
                                                                                                             --------------------
OPERATIONS
Net investment income (loss)                                                                                   $     (20,861)
                                                                                                               -------------
Net increase (decrease) in net assets applicable to common shareholders resulting from operations                    (20,861)
                                                                                                               -------------
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                                                                   114,700,000
Offering costs on common shares                                                                                     (240,209)
                                                                                                               -------------
Net increase (decrease) in net assets from capital stock transactions                                            114,459,791
                                                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                        114,438,930
                                                                                                               -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period*                                                                                                      --
                                                                                                               -------------
End of period                                                                                                  $ 114,438,930
                                                                                                               =============
Undistributed net investment income (loss)                                                                     $          --

*     The Fund commenced operations on October 27, 2005.

                 See accompanying Notes to Financial Statements

                                                      Global Total Return Fund
                              Statement of Changes in Net Assets ANNUAL REPORT 5

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Global Total Return Fund (the "Fund") was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005 and began investing the proceeds of the offering November 1, 2005.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Effective October 7, 2005, the Fund adopted a level rate monthly distribution to common shareholders, which may be modified by the Board of Trustees from time to time. Monthly distributions may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, distributions may include net realized long-term capital gains to the extent permitted by the 1940 Act.

In order to make these monthly distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Also, for purposes of maintaining level rate distributions the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of level rate distributions may increase transaction and tax costs associated with the Fund.

INDEMNIFICATIONS. Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 1.00% based on the average weekly managed assets. "Managed assets" means the total Fund's assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation, "combined assets" means the total net assets of Calamos Investment Trust, Calamos Advisors Trust and managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

  Global Total Return Fund
6 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

Calamos Advisors has voluntarily agreed to limit ordinary expenses of the Fund at an annual rate of 1.33% of average daily net assets for the fiscal period ended October 31, 2005.

The Fund reimburses the advisor for a portion of the compensation paid to the Chief Compliance Officer of the Fund. This compensation is reported as part of "Other" expenses on the Statement of Operations.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. There are no deferred compensation investments included in the Statement of Assets and Liabilities at October 31, 2005.

NOTE 3 - INCOME TAXES

For the period ended October 31, 2005, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                                                                      $     (20,861)
Undistributed net investment income (loss)                                                                                  20,861
Accumulated net realized gain (loss) on investments and foreign currency transactions and interest rate swaps                   --
As of October 31, 2005, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                                                        $          --
Undistributed capital gains                                                                                                     --
                                                                                                                     -------------

Total undistributed earnings                                                                                                    --
Accumulated capital and other losses                                                                                            --
Net unrealized gains/(losses)                                                                                                   --
                                                                                                                     -------------

Total accumulated earnings/(losses)                                                                                             --
Other                                                                                                                           --
Paid-in capital                                                                                                        114,438,930
                                                                                                                     -------------
Net assets applicable to common shareholders                                                                         $ 114,438,930
                                                                                                                     -------------

                                                      Global Total Return Fund
                                   Notes to Financial Statements ANNUAL REPORT 7

Notes to Financial Statements

Distributions during the fiscal period ended October 31, 2005 were characterized for income tax purposes as follows:

                                                                                2005*
                                                                                -----
Distributions paid from:
Ordinary income                                                                    --
Long-Term capital gain                                                             --

*     The Fund commenced operations on October 27, 2005.

NOTE 4 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 8,006,981 shares outstanding at October 31, 2005. Calamos Advisors owned 6,981 of the outstanding shares at October 31, 2005. Transactions in common shares were as follows:

                                                                                                        For the Period Ended
                                                                                                         October 31, 2005*
                                                                                                        --------------------
Beginning shares                                                                                                    --

Shares sold                                                                                                  8,006,981

Shares issued through reinvestment of distributions                                                                 --
                                                                                                             ---------
Ending shares                                                                                                8,006,981
                                                                                                             =========

*     The Fund commenced operations on October 27, 2005.

  Global Total Return Fund
8 ANNUAL REPORT Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                                                  October 27,
                                                                                                                    2005*
                                                                                                                   through
                                                                                                                  October 31,
                                                                                                                --------------
                                                                                                                     2005
                                                                                                                --------------
Net asset value, beginning of period                                                                            $        14.32(a)
                                                                                                                --------------

Income from investment operations:
      Net investment income (loss)                                                                                          --(b)
                                                                                                                --------------
           Total from investment operations                                                                                 --

Less dividends to common shareholders from:
      Net investment income                                                                                                 --
                                                                                                                --------------
Capital charge resulting from issuance of common shares                                                                  (0.03)
                                                                                                                --------------
Net asset value, end of period                                                                                  $        14.29
                                                                                                                --------------
Market value, end of period                                                                                     $        15.00
                                                                                                                --------------
Total investment return based on(c):
      Net asset value                                                                                                    (0.24)%
                                                                                                                --------------
      Market value                                                                                                        0.00%
                                                                                                                --------------
Ratios and supplemental data:
Net assets applicable to common shareholders, end of period (000's omitted)                                     $      114,439
                                                                                                                --------------
Ratios to average net assets applicable to common shareholders:
      Net expenses(d)                                                                                                     1.33%
                                                                                                                --------------
      Gross expenses prior to waivers and reimbursement of expenses by the advisor(d)                                     3.37%
                                                                                                                --------------
      Net investment income (loss)(d)                                                                                    (1.33)%
                                                                                                                --------------

*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b)   Amount equated to less than $0.005 per common share.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(d)   Annualized for periods less than one year.

                                                      Global Total Return Fund
                                            Financial Highlights ANNUAL REPORT 9

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Global Total Return Fund

We have audited the accompanying statement of assets and liabilities of Calamos Global Total Return Fund (the "Fund") as of October 31, 2005, and the related statement of operations, and statement of changes in net assets and the financial highlights for the period from October 27, 2005 (commencement of operations) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 27, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ [DELOITTE & TOUCHE LLP]

Chicago, Illinois
December 16, 2005

   Global Total Return Fund
10 ANNUAL REPORT Report of Independent Registered Public Accounting Firm

Trustee Approval of Management Agreement (unaudited)

The Board of Trustees of the Fund oversees the Fund's management and, as required by law, determines annually whether to continue the Fund's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Fund.

In connection with the approval of the Fund's management agreement, the Trustees received and reviewed information provided by Calamos Advisors and discussed with representatives of Calamos Advisors' the Fund's anticipated operations and the nature and quality of the advisory and other services to be provided by Calamos Advisors to the Fund. In connection with the annual review of the management agreements of the trusts overseen by the Board of Trustees, the Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on October 7, 2005, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services to be provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved the management agreement through August 1, 2006, subject to earlier termination as provided in the agreement.

In considering the approval of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to be provided to the Fund, taking into account the investment objective and strategy of the Fund and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who will provide investment management services to the Fund. The Trustees also considered other services to be provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services to be provided by Calamos Advisors to the Fund were appropriate, that the quality of those services, based on the quality of services provided by Calamos Advisors to the other trusts that it manages and that the Board of Trustees oversees, is expected to be consistent with or superior to quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

COSTS OF SERVICES AND ANTICIPATED PROFITS OF CALAMOS ADVISORS

The Trustees examined information on the Fund's management fee and anticipated expense ratios.

At a previous meeting, the Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

                                                     Global Total Return Fund
                       Trustee Approval of Management Agreement ANNUAL REPORT 11

Trustee Approval of Management Agreement (unaudited)

At a previous meeting, the Trustees reviewed information on Calamos Advisors' profitability in serving as the investment manager for the Calamos Complex of Funds and of Calamos Advisors and its affiliates in all of their relationships with each trust Calamos Advisors manages, as well as an explanation of the methodology utilized in allocating various expenses among the various trusts and other business units. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding each trust Calamos Advisors manages in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory, and in many instances its institutional separate account, fees for various investment strategies are lower than the management fees charged to the trusts with corresponding strategies, the Trustees noted that Calamos Advisors performs significant additional services for the trusts it manages that it does not provide to those other clients, including oversight of the trusts' other service providers, trustee support, regulatory compliance and numerous other services.

Finally, the Trustees considered Calamos Advisors' financial condition, which they found to be sound.

The Trustees concluded that the management fee and other compensation payable by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees Calamos Advisors charges to other clients and other trusts that it manages. The Trustees also concluded that the Fund's estimated overall expense ratios, taking into account quality of services expected to be provided by Calamos Advisors, were also reasonable.

ECONOMIES OF SCALE

In reviewing the Fund's fees and expenses, the Trustees examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund's fee structure. They noted that the Fund has had a relatively stable asset base since commencement of operations and that there do not appear to have been significant economies of scale realized since that time.

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits expected to accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Fund. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Fund's portfolio transactions, the Fund also benefits from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Fund.

Because the Fund had not yet commenced operations, the Trustees did not consider the Fund's performance, the Fund's expenses in comparison to information for comparable funds or Calamos Advisors' profitability with respect to the Fund, specifically.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the approval of the management agreement was in the best interest of the Fund.

   Global Total Return Fund
12 ANNUAL REPORT Trustee Approval of Management Agreement

Trustees & Officers (unaudited)

The management of the Trust*, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2005, each Trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the Trustee first became a trustee of the Trust.

                             POSITION(S) HELD WITH TRUST          NUMBER OF PORTFOLIOS
NAME AND AGE AT                AND DATE FIRST ELECTED             IN FUND COMPLEX**     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OCTOBER 31, 2005               OR APPOINTED TO OFFICE             OVERSEEN BY TRUSTEE          AND OTHER DIRECTORSHIPS HELD
----------------             ---------------------------          --------------------  -------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:
John P. Calamos, Sr., 65***  Trustee and President (since 2005)             14          President and CEO, Calamos Asset
                                                                                        Management, Inc. ("CAM"), Calamos
                                                                                        Holdings LLC ("CHLLC"), Calamos Advisors
                                                                                        LLC and its predecessor ("Calamos
                                                                                        Advisors"), and Calamos Financial
                                                                                        Services LLC and its predecessor
                                                                                        ("CFS"); Director, CAM

Nick P. Calamos, 44***       Trustee and Vice President (since 2005)        14          Senior Executive Vice President, CAM,
                                                                                        CHLLC, Calamos Advisors, and CFS;
                                                                                        Director, CAM

Weston W. Marsh, 55          Trustee (since 2005)                           14          Partner, Freeborn & Peters (law firm)

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:
Joe F. Hanauer, 68           Trustee (since 2005)                           14          Private Investor; Director, MAF Bancorp
                                                                                        (banking), Chairman and Director,
                                                                                        Homestore.com, Inc., (Internet provider
                                                                                        of real estate information and
                                                                                        products); Director, Combined
                                                                                        Investments, L.P. (investment
                                                                                        management)

John E. Neal, 55             Trustee (since 2005)                           14          Private Investor; Managing Director,
                                                                                        Bank One Capital Markets, Inc.
                                                                                        (investment banking) (June 2004);
                                                                                        Executive Vice President and Head of
                                                                                        Real Estate Department, Bank One
                                                                                        (1998-2000); Director, The Brickman
                                                                                        Group, Ltd. (landscaping company)

William R. Rybak, 54         Trustee (since 2005)                           14          Private investor; formerly Executive
                                                                                        Vice President and CFO, Van Kampen
                                                                                        Investments, Inc. (investment
                                                                                        management) prior thereto; Director,
                                                                                        Howe Barnes Investments (investment
                                                                                        services firm); Director, Private
                                                                                        Bancorp, Inc.

Stephen B. Timbers, 61       Trustee (since 2005)                           14          Private investor; formerly Vice
                                                                                        Chairman, Northern Trust Corporation
                                                                                        (bank holding company); President and
                                                                                        Chief Executive Officer, Northern Trust
                                                                                        Global Investments, N.A. (investment
                                                                                        management); formerly President,
                                                                                        Northern Trust Global Investments, a
                                                                                        division of Northern Trust Corporation,
                                                                                        and Executive Vice President, The
                                                                                        Northern Trust Corporation; Trustee,
                                                                                        Northern Mutual Fund Complex+ (registered
                                                                                        investment companies)

*     The Trust is defined as the CALAMOS Global Return Fund.

** The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund, and CALAMOS Global Total Return Fund.

*** John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

+     Overseeing 53 portfolios in fund complex.

                                                     Global Total Return Fund
                                            Trustees & Officers ANNUAL REPORT 13

Trustees & Officers (unaudited)

OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of October 31, 2005 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

                                POSITION(S) HELD WITH TRUST AND                              PRINCIPAL OCCUPATION(S)
NAME AND AGE AT                    DATE FIRST ELECTED OR                                       DURING PAST 5 YEARS
OCTOBER 31, 2005                   APPOINTED TO OFFICE                                     AND OTHER DIRECTORSHIPS HELD
------------------------        -------------------------------                 --------------------------------------------------
Nimish S. Bhatt, 42                Treasurer (since 2005)                       Senior Vice President and Director of Operations,
                                                                                CAM, CHLLC, and Calamos Advisors (since 2004);
                                                                                Senior Vice President, Alternative Investments and
                                                                                Tax Services of BISYS, prior thereto

Patrick H. Dudasik, 50             Vice President (since 2005)                  Executive Vice President, Chief Financial Officer
                                                                                and Administrative Officer, and Treasurer of CAM
                                                                                and CHLLC (since 2004), Calamos Advisors and CFS
                                                                                (since 2001); Chief Financial Officer, David Gomez
                                                                                and Assoc., Inc. (1998-2001); and Chief Financial
                                                                                Officer, Scudder Kemper Investments, Inc., prior
                                                                                thereto

James S. Hamman, Jr., 36           Secretary (since 2005)                       Executive Vice President, Secretary, and General
                                                                                Counsel, CAM and CHLLC (since 2004), Calamos
                                                                                Advisors and CFS (since 1998)

Moses Kovalchuk, 38                Assistant Treasurer (since 2005)             Vice President of Mutual Fund Operations, Calamos
                                                                                (since 2005); Vice President of Fund Accounting,
                                                                                J.P. Morgan Chase (2002-2005); Vice President of
                                                                                Fund Accounting, Deutsche Asset Management
                                                                                (2000-2002)

Kevin S. Woodard, 39               Assistant Secretary (since 2005)             Senior Vice President and Associate General
                                                                                Counsel, Calamos (since 2005); Vice President and
                                                                                Counsel, Fifth Third Bank (1997-2005)

Mark Mickey, 54                    Chief Compliance Officer (since 2005)        Chief Compliance Officer, Calamos (since 2005);
                                                                                Director of Risk Assessment and Internal Audit,
                                                                                Calamos (2003-2005); President, Mark Mickey
                                                                                Consulting (2002-2003); Executive Vice President
                                                                                and Head of Compliance, ABN AMRO, Inc., prior
                                                                                thereto

The Fund's statement of additional information contains additional information about the Trustees and is available free of charge upon request by calling Calamos Investments at (800) 582-6959.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 2020 Calamos Court, Naperville, IL 60563-2787.

   Global Total Return Fund
14 ANNUAL REPORT Trustees & Officers

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

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

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

                          [CALAMOS INVESTMENTS GRAPH]

Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-1463 |
800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 and by visiting the SEC's Web site at www.sec.gov. The Fund's proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

On May 3, 2005, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2005 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CGOANR 2706 2005

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fee - $0 and $15,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $0 and $16,000 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment adviser that are reasonably related to the performance of the audit of the registrant's financial statements that were required to be pre-approved by the audit committee.

(c) Tax Fees - $0 and $1,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $0 and $500 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-

(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f)   No disclosures are required by this Item 4(f).

(g) $0 and $2,000 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $0 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. The registrant's audit committee did approve such non-audit services.

(h)   No disclosures are required by this Item 4(h).

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, William R. Rybak and Stephen B. Timbers.

ITEM  6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                             (c) TOTAL
                                             NUMBER OF        (d) MAXIMUM
                                             SHARES (OR       NUMBER (OR
                                    (b)        UNITS)         APPROXIMATE
                                  AVERAGE   PURCHASED AS   DOLLAR VALUE) OF
                   (a) TOTAL       PRICE      PART OF      SHARES (OR UNITS)
                   NUMBER OF     PAID PER     PUBLICLY      THAT MAY YET BE
                   SHARES (OR      SHARE     ANNOUNCED      PURCHASED UNDER
                     UNITS)         (OR       PLANS OR       THE PLANS OR
      PERIOD       PURCHASED       UNIT)      PROGRAMS         PROGRAMS
      ------       ----------    --------   ------------   -----------------
May 1 to May 31        N/A          N/A          N/A             N/A
June 1 to June 30      N/A          N/A          N/A             N/A
July 1 to July 31      N/A          N/A          N/A             N/A
August 1 to
  August 31            N/A          N/A          N/A             N/A
September 1 to
  September 30         N/A          N/A          N/A             N/A
October 1 to
  October 31           N/A          N/A          N/A             N/A
                       ---          ---          ---             ---
Total                  N/A          N/A          N/A             N/A
                       ===          ===          ===             ===

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM  11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By: /s/ John P. Calamos, Sr.
   ----------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
   ----------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By: /s/ John P. Calamos, Sr.
   ----------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
   ----------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005